Summary of Significant Accounting Policies (Details)	1 Months Ended			12 Months Ended
	Feb. 28, 2021 AUD ($)	Oct. 31, 2020 AUD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)
Disclosure Of Significant Accounting Policies Text Block Abstract
Provision for impairment				$ 2,565,082
Investments increased				2,565,082
Impairment decreased				2,565,082
Loss decreased				2,565,082
Net assets increased				2,565,082
Operating loss				20,076,843
Share based payments				9,956,973
Insurance costs				2,927,030
Adjustment for the non-cash				7,192,840
Amount of operating activities				$ 9,858,799
Capital amount (in Dollars)					$ 16,100,000
Guaranteed revenue (in Dollars)			$ 3,588,000
Additional revenue (in Dollars)			500,000
Generate revenue (in Dollars)			$ 4,100,000
Generate revenue		$ 6,400,000
Annual subscription	$ 64.86
Total initial preregistration number	$ 144,391
Revenue share percentage	70.00%